INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

NOTE 7 – INVENTORIES

The analysis of inventories at 31 December 2024 and 2023 is as follows:

	2024	2023

Trade goods	6,115,432	5,856,182
Less: Provision for impairment	(113,972)	(131,582)

	6,001,460	5,724,600

Inventories include TRY74,625 thousand of subsequently returned goods based on the Group’s return policy (2023: TRY68,055 thousand).

The movements in provision for impairment of trade goods were as follows:

	2024	2023

1 January	131,582	81,292
Net charge for the period	(17,610)	50,290

31 December	113,972	131,582